Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Cash and cash equivalents	$ 47,085	$ 100,264	$ 54,644	$ 20,605	$ 83,269
Uncovered deposit insurance amount		19,000
Bad debt		25,600
Impairment of inventory		49,538	12,173
Impairment of long lived assets
Stock-based compensation		474,000
Minimum [Member]
Cash insured amount		5,600
Maximum [Member]
Cash insured amount		$ 250,000
Two Customer [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		94.00%
Three Customer [Member] | Sales Revenue, Net [Member]
Concentration risk percentage			100.00%
One Customer [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	100.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration risk percentage	100.00%	100.00%	100.00%